COMMITMENTS AND CONTINGENT LIABILITIES (Details) ₪ in Millions				12 Months Ended
	Jan. 05, 2023 ILS (₪)	Jan. 05, 2023 USD ($)	Dec. 31, 2020	Dec. 31, 2023 USD ($)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage				100.00%
Royalties on sale			5.00%
Bank guarantee amount for benefit of lessor				$ 100,000
Company's outstanding open purchase order commitments				$ 6,900,000
Lawsuit claim amount	₪ 113.5	$ 32,000,000
Biokine [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties payment percentage				20.00%
Maximum future milestone payments				$ 2,500,000
Value of contingent liability				$ 3,200,000
Royalties payment percentage if the company independently sell products				10.00%
Bottom of range [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Percentage of net consideration received from the licensee			20.00%
Top of range [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Percentage of net consideration received from the licensee			29.50%
First three years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage				3.00%
Three subsequent years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage				4.00%
Seventh year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage				5.00%